FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2002
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              November 12, 2002
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     6609   284850 SH       SOLE                   284850
Allen Telecom Inc.             COM              018091108     4672   874925 SH       SOLE                   874925
America Service Group          COM              02364L109     3124   284220 SH       SOLE                   284220
Arrow Electronics Inc.         COM              042735100      805    63700 SH       SOLE                    63700
Atlantis Plastics Inc.         COM              049156102     2351   626825 SH       SOLE                   626825
Caraustar Industries Inc.      COM              140909102     4542   485825 SH       SOLE                   485825
Cascade Corp.                  COM              147195101     6694   476470 SH       SOLE                   476470
Columbia Sportswear            COM              198516106     4289   123525 SH       SOLE                   123525
Flowserve Corp.                COM              34354P105     3083   308255 SH       SOLE                   308255
Gainsco Inc.                   COM              363127101       95  1579300 SH       SOLE                  1579300
IDEX Corp.                     COM              45167R104     1666    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     3911   138331 SH       SOLE                   138331
M & T Bank Corp.               COM              55261F104      560     7110 SH       SOLE                     7110
Midway Games Inc.              COM              598148104      585   106695 SH       SOLE                   106695
Newfield Exploration           COM              651290108     4965   147825 SH       SOLE                   147825
Newport Corp.                  COM              651824104     2362   209405 SH       SOLE                   209405
North Fork Bancorp             COM              659424105     2051    54200 SH       SOLE                    54200
OGE Energy Corp.               COM              670837103     3417   202550 SH       SOLE                   202550
Pier 1 Imports Inc.            COM              720279108     6015   315425 SH       SOLE                   315425
Polaris Industries Inc.        COM              731068102     3994    64425 SH       SOLE                    64425
Service Master Co.             COM              81760N109      266    24471 SH       SOLE                    24471
Sport-Haley Inc.               COM              848925103     1497   427575 SH       SOLE                   427575
Tandy Crafts Inc.              COM              875386104        0    36200 SH       SOLE                    36200
Tractor Supply Co.             COM              892356106     3677   115700 SH       SOLE                   115700
Trinity Industries Inc.        COM              896522109     3872   235251 SH       SOLE                   235251
URS Corporation                COM              903236107     3274   197575 SH       SOLE                   197575
WMS Industries Inc.            COM              929297109     3147   223200 SH       SOLE                   223200
Washington Federal Inc.        COM              938824109     4984   223365 SH       SOLE                   223365